UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2015

Item 1. Schedule of Investments.

	Loncar Cancer Immunotherapy ETF
	Schedule of Investments
	November 30, 2015 (Unaudited)
Shares		Value

	COMMON STOCKS - 99.9%
	Drugs and Druggists' Sundries Merchant Wholesalers - 8.4%
15,734	Atara Biotherapeutics, Inc. (a)	$618,346
71,848	ZIOPHARM Oncology, Inc. (a)	939,772
		1,558,118
	Freight Transportation Arrangement - 2.6%
66,310	Lion Biotechnologies, Inc. (a)	482,737
	Pharmaceutical and Medicine Manufacturing - 63.3%
40,020	Adaptimmune Therapeutics plc - ADR (a)	361,781
20,818	Aduro BioTech, Inc. (a)	645,150
28,545	Advaxis, Inc. (a)	344,538
73,802	Agenus, Inc. (a)	377,128
20,915	AstraZeneca plc - ADR	712,156
26,191	Bellicum Pharmaceuticals, Inc. (a)	603,179
10,673	Bristol-Myers Squibb Company	715,198
6,142	Celgene Corporation (a)	672,242
26,934	Celldex Therapeutics, Inc. (a)	485,081
30,532	Five Prime Therapeutics, Inc. (a)	1,173,955
77,861	Inovio Pharmaceuticals, Inc. (a)	576,950
11,898	Kite Pharma, Inc. (a)	980,038
11,894	Merck & Company, Inc.	630,501
15,554	NewLink Genetics Corporation (a)	569,276
68,993	Northwest Biotherapeutics, Inc. (a)	318,748
6,754	Novartis AG - ADR	575,711
180,371	Oncothyreon, Inc. (a)	640,317
20,357	Pfizer, Inc.	667,099
12,210	Tesaro, Inc. (a)	623,198
		11,672,246
	Scientific Research and Development Services - 25.6%
4,390	Amgen, Inc.	707,229
3,717	Bluebird Bio, Inc. (a)	329,884
17,029	Cellectis S.A. - ADR (a)	563,489
30,548	Immune Design Corporation (a)	639,370
6,545	Incyte Corporation (a)	747,701
11,298	Juno Therapeutics, Inc. (a)	637,094
20,590	MacroGenics, Inc. (a)	712,002
48,184	Sorrento Therapeutics, Inc. (a)	385,954
		4,722,723
	TOTAL COMMON STOCKS (Cost $16,415,011)	18,435,824

	SHORT-TERM INVESTMENTS - 0.1%
11,721	Short Term Investment Trust Liquid Assets Portfolio, 0.17% *	11,721
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,721)	11,721

	TOTAL INVESTMENTS - 100.0%
	(Cost $16,426,732)	18,447,545
	Liabilities in Excess of Other Assets - 0.0%+	(2,874)
	NET ASSETS - 100.0%	$18,444,671

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depository Receipt
*	The Rate shown is the annualized seven-day yield as of November 30, 2015
+	Amount is less than 0.05%

Since the fund does not have a full fiscal year, the tax cost of investments is the same as noted in Schedule of Investments.

Summary of Fair Value Disclosure at November 30, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$18,435,824	$-	$-	$18,435,824
Short-term Investments	11,721	-	-	11,721
Total Investments in Securities	$18,447,545	$-	$-	$18,447,545

^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)  /s/ Paul R. Fearday
 Paul R. Fearday, President

Date       January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Paul R. Fearday
Paul R. Fearday, President

Date       January 25, 2016

By (Signature and Title)*   /s/ Kristen M. Weitzel
Kristen M Weitzel, Treasurer

Date       January 26, 2016

* Print the name and title of each signing officer under his or her signature.